Principal subsidiaries (Narrative) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of subsidiaries [line items]
Total assets	£ 1,384,285	$ 1,384.3	£ 1,349,514	£ 1,140,200
Total liabilities	1,314,074		1,282,632
Balances with banks and other regulatory authorities	4,750		3,392	£ 4,893
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets	1,833,000		1,795,000
Total liabilities	£ 1,737,000		£ 1,703,000